Leases - Future Minimum Collections (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum net investment in the lease collections	$ 337
Less: amount representing interest	(37)
Present value of future minimum net investment in the lease collections	300	[1]
December 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum net investment in the lease collections	128
December 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum net investment in the lease collections	40
December 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum net investment in the lease collections	$ 169

[1]	Reflected in the balance sheet as net investment in the lease current and non-current.